SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
	Balance	Charged to	Charges		Balance
	at beginning	costs and	to other		at end of
Description	of period	expenses	accounts	Deductions	period

	(Dollars In Millions)
As of December 31, 2021
Allowance for funded commercial mortgage loan credit losses	$222	$—	$—	$(119)	$103
As of December 31, 2020
Allowance for funded commercial mortgage loan credit losses	$5	$140	$80	$(3)	$222

See the accompanying Report of Independent Registered Public Accounting Firm